PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net, are recorded at historical cost and consist of the following:

	September 30,	December 31,
	2021	2020
Laboratory equipment	$874	$572
Research devices	772	486
Sales and marketing devices	762	—
Computer equipment	525	385
Construction in progress	686	613
Tooling	292	270
Leased devices	347	127
Other	172	167
	4,430	2,620
Less: Accumulated depreciation and amortization	(1,105)	(716)
Property and equipment, net	$3,325	$1,904

Depreciation and amortization expense amounted to $389 and $204 for the nine months ended September 30, 2021 and 2020, respectively.

6.   PROPERTY AND EQUIPMENT, NET

Property and equipment, net, are recorded at historical cost and consist of the following at December 31:

	2020	2019
Laboratory equipment	$572	$397
Research devices	486	—
Computer equipment	385	323
Construction in progress	613	18
Tooling	270	21
Leased devices	127	—
Other	167	157
	2,620	916
Less: Accumulated depreciation and amortization	(716)	(427)
Property and equipment, net	$1,904	$489

Depreciation and amortization expense amounted to $289 and $141 for the years ended December 31, 2020 and 2019, respectively.